Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,354,275	$ 622,653	¥ 3,529,679	¥ 4,434,525
Prepayments and other assets	2,406,222	344,085	2,192,928
Total current assets	10,290,295	1,471,494	9,527,236
Total non-current assets	36,391,440	5,203,907	36,233,289
Total assets	46,681,735	6,675,401	45,760,525
Current liabilities:
Total current liabilities	22,067,307	3,155,584	21,477,333
Non-current liabilities:
Convertible senior notes	8,171,099	1,168,452	8,593,030
Total non-current liabilities	11,305,502	1,616,665	10,909,428
Total liabilities	33,372,809	4,772,249	32,386,761
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	56,026,232	8,011,645	55,623,841
Accumulated deficit	(44,015,680)	(6,294,158)	(43,809,369)
Accumulated other comprehensive income	1,305,542	186,690	1,550,523
Total liabilities and shareholders' equity	46,681,735	6,675,401	45,760,525
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	239	34	238
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	193	28	193
iQIYI, INC
Current assets:
Cash and cash equivalents	1,615,986	231,083	887,386
Prepayments and other assets	19,043	2,723	2,543
Amounts due from entities within the Group	19,898,404	2,845,435	21,082,425
Total current assets	21,533,433	3,079,241	21,972,354
Total non-current assets	0	0	0
Total assets	21,533,433	3,079,241	21,972,354
Current liabilities:
Convertible senior notes	1,459,151	208,656	242,460
Accrued expenses and other liabilities	45,808	6,550	13,898
Total current liabilities	1,504,959	215,206	256,358
Non-current liabilities:
Convertible senior notes	6,711,948	959,796	8,350,570
Total non-current liabilities	6,711,948	959,796	8,350,570
Total liabilities	8,216,907	1,175,002	8,606,928
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	56,026,232	8,011,645	55,623,841
Accumulated deficit	(44,015,680)	(6,294,158)	(43,809,369)
Accumulated other comprehensive income	1,305,542	186,690	1,550,523
Total shareholders’ equity	13,316,526	1,904,239	13,365,426
Total liabilities and shareholders' equity	21,533,433	3,079,241	21,972,354
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	239	34	238
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193	$ 28	¥ 193